J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Managed Futures Strategy ETF

Supplement dated October 10, 2018

to the Prospectus and Summary Prospectus dated December 4, 2017

Effective immediately, the portfolio manager information for JPMorgan Managed Futures Strategy ETF (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced by the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2017	Managing Director
Wei (Victor) Li	2017	Executive Director
Joe Staines	2017	Associate

The first two paragraphs in the section titled “The Fund’s Management and Administration — The Fund’s Investment Adviser” are hereby deleted in their entirety and replaced with the following:

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund. JPMIM is located at 270 Park Avenue, New York, NY 10017.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

In rendering investment advisory services to the Fund, JPMIM uses the portfolio management, research and other resources of a foreign (non-U.S.) affiliate of JPMIM and may provide services to the Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC. Under this relief, U.S. registered investment advisers are allowed to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

In addition, the first paragraph in the section titled “The Fund’s Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

The Portfolio Managers

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Yazann Romahi, Wei (Victor) Li and Joe Staines. The team is responsible for managing the Fund on a day to day basis. Mr. Romahi, Managing Director of JPMIM, is the CIO of JPMIM’s Quantitative Beta Strategies since 2016. Mr. Romahi has been an employee since 2003 and a portfolio manager since 2009. From 2008 to 2016, he was Global Head of Quantitative Strategies and Research in JPMIM’s Multi-Asset Solutions Team. Mr. Li, Executive Director of JPMIM, is a portfolio manager and Head of Research in the Quantitative Beta Strategies Team since 2016. Mr. Li was a quantitative analyst since 2010 and a portfolio manager since 2014 in JPMIM’s Multi-Asset Solutions Team. He is a CFA charterholder and completed a PhD in Communications and Signal Processing. Mr. Staines, an Associate of JPMIM and a CFA charterholder, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2014, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016. Prior to joining the firm, he was completing his PhD in Computational Finance from University College London.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

SUP-MFSETF-1018

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Managed Futures Strategy ETF

Supplement dated October 10, 2018

to the Statement of Additional Information dated December 4, 2017, as supplemented

Effective immediately, the information in the SAI under the heading “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” with respect to the JPMorgan Managed Futures Strategy ETF (the “Fund”) is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the Fund’s portfolio managers as of September 30, 2017:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Managed Futures Strategy ETF
Yazann Romahi	11	$4,586,000	5	$1,075,000	0	$0
Wei (Victor) Li	7	1,804,000	5	3,264,000	0	0
Joe Staines	9	1,930,000	0	0	0	0

The following table shows information on the other accounts managed by the Fund’s portfolio managers that have advisory fees wholly or partly based on performance as of September 30, 2017:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Managed Futures Strategy ETF
Yazann Romahi	0	$0	0	$0	1	$372,000
Wei (Victor) Li	0	0	0	0	1	372,000
Joe Staines	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-MFSETF-1018